INCOME TAXES (BENEFIT) - Components of income (loss) from operations, income taxes (benefit) and deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income (loss) from operations before income taxes:
Domestic	¥ (638,940)	¥ (235,186)	¥ 502,845
Foreign	(678,032)	6,436	(44,548)
Income (loss) before income taxes	(1,316,972)	(228,750)	458,297
Income taxes―current
Domestic	40,669	121,253	82,915
Foreign	121	92,062	(44)
Total	40,790	213,315	82,871
Income taxes (benefit)―deferred
Domestic	(55,977)	5,122	132,995
Foreign	(442,922)	(35,312)	22,228
Total	(498,899)	(30,190)	155,223
Income tax expenses (benefits) attributable to operations	(458,109)	183,125	238,094
Income tax expenses (benefit) attributable to other comprehensive income	(15,694)	32,779	50,902
Deferred Tax Asset
Impairment loss on investments in securities	38,130	38,130
Depreciation and amortization	22,137	11,085
Accrued municipal governments tax	6,702	9,812
Allowance for doubtful accounts	74,855	23,144
Accrued bonus	68,127	49,354
Accrued vacation	97,497	63,984
Other accrued expense	146,324
Asset retirement obligations	17,864	16,591
Operating loss carryforwards	396,055	109,413
Derivatives	828	20,174
Accounts payable		4,754
Acquisition related costs	26,885	26,885
Share-based compensation expense		4,070
Others	156,229	40,600
Total	1,051,633	417,996
Valuation allowances	(181,719)	(132,874)	¥ (88,870)	¥ (57,324)
Total	869,914	285,122
Deferred Tax Liability
Depreciation and amortization	83,958	37,478
Prepaid expenses		21,635
Unrealized gain on available-for-sale securities	120,291	141,653
Intangible assets	679,131	707,315
Others	50,901	8,260
Total	¥ 934,281	¥ 916,341